LEASES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021
LEASES
Lease cost	$ 100,103	$ 76,423	$ 139,643	$ 136,718
Operating lease right of use asset	305,462		289,002	129,003	$ 291,000
Total lease liability	295,798		290,000	$ 132,000	$ 290,000
Cash paid for ROU operating lease liability	$ 50,051		$ 139,643
Weighted-average remaining lease term	23 years		28 years
Weighted-average discount rate	7.00%				7.00%